Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2021
Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 09, 2022
Prospectus Date	rr_ProspectusDate	Mar. 09, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
KraneShares Global Carbon Transformation ETF | KraneShares Global Carbon Transformation ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KGHG